Deficiency in Stockholders' Equity (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock issued in exchange for services, shares							1,846,078
Share Price						$ 0.73	$ 0.73
Stock issued in exchange for services, value							$ 1,354,500
Warrant term				5 years		5 years
Treasury Stock issued	136,292	136,292	136,292
Warrant issued						975,000
Stock Price						$ 0.25
Sale of common stock						300,000
Common stock, par value				$ 0.001		$ 0.001	$ 0.001
Share price							$ 0.55
Common stock issued for exercise of warrants						975,000
Stock issued						490,652
Stock based compensation				$ 731,035	$ 600,000	$ 2,329,280	$ 1,620,092
Share-based compensation expense							$ 265,589
Canfield [Member]
Share Price							$ 0.54
Sale of common stock							336,000	200,000
Proceeds from sales of common stock							$ 100,000	$ 2,000
Value of common stock sold (per share)							$ 0.298	$ 0.01
Stock based compensation							$ 160,786	$ 0
Unrecognized compensation							$ 0
Multiple Subscription Agreements [Member]
Stock issued in exchange for services, shares						7,355,604
Stock issued in exchange for services, value						$ 8,540,659
Private Placement Memorandum [Member]
Share Price				$ 1.10
Sale of common stock				3,636,364
Common stock, par value				$ 0.001		$ 0.001
Sale of stock in private placement				3,637,065		2,790,909
Share price						$ 1.10
Proceeds from private placement				$ 4,000,771		$ 3,070,000
Proceeds from sales of common stock				$ 4,000,000
GMA
Share Price				$ 0.18		$ 0.18
Warrant term				3 years		3 years
Share price				$ 0.008		$ 0.007
GMA | Warrant [Member]
Share Price							$ 0.007
Warrant term							3 years 9 months
Series A Convertible Preferred Stock [Member]
Warrant term						5 years
Warrant issued						4,088,765
Stock Price						$ 0.73
Series A Convertible Preferred Stock [Member] | SBG [Member]
Share Price				$ 0.18
Warrant term				3 years		3 years
Warrant issued				1,000,000		1,000,000
Stock Price						$ 0.18
Warrants exchanged				1,362,922		1,362,922
Series B Convertible Preferred Stock [Member]
Warrant term						5 years
Warrant issued						2,666,839
Stock Price						$ 1.10
Warrants Outstanding						912,052
Sale of common stock						5,333,675
Series B Convertible Preferred Stock [Member] | Warrant [Member]
Share Price				$ 1.10
Warrant term				5 years
Warrant issued				5,333,675
Warrants Outstanding				565,819
Treasury Stock [Member]
Treasury Stock repurchased				1,226,630		1,226,630
Treasury Stock retired				817,753		817,753
Common Stock
Stock issued in exchange for services, shares				505,000	817,753
Share Price	$ 0.73				$ 0.73
Stock issued in exchange for services, value				$ 731,035
Share-based compensation expense					$ 600,000